Investment in Equity Securities	6 Months Ended
Jun. 30, 2026
Equity Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investment in Equity Securities
7.	Investment in equity securities:

The amounts of the Company's investment in equity securities in the accompanying unaudited condensed consolidated balance sheets are presented in the table below:

	December 31, 2025	June 30, 2026
Investment in equity securities with readily determinable fair values (a)	$209,486	$—
Investment in equity securities without readily determinable fair values (b)	$5,647,853	$5,647,853

(a)	Investment in equity securities with readily determinable fair values

A summary of the movement in equity securities with readily determinable fair values for the six months ended June 30, 2026 is presented in the table below:

Equity securities with readily determinable fair values
Balance December 31, 2025	$209,486
Proceeds from sale of equity securities	(205,751)
Realized loss on equity securities revalued at fair value at end of the period	(2,774)
Unrealized foreign exchange loss	(961)
Balance June 30, 2026	$—

During the six months ended June 30, 2026, the Company did not receive any dividends from its investments in equity securities with readily determinable fair values.

(b)	Investment in equity securities without readily determinable fair values

During the six months ended June 30, 2026, there was no movement in equity securities without readily determinable fair values and the Company received no dividends from these investments. The investment in equity securities without readily determinable fair values amounting to $5,647,853 is presented in ‘Investment in equity securities, non-current’ in the accompanying unaudited condensed consolidated balance sheet.
As of June 30, 2026, the Company did not identify any impairment or any observable prices for identical or similar investments of the same issuer.